Note 13 - Income Tax - Summary of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Research and development credits	$ 6,908,000	$ 6,850,000
Depreciation and amortization	102,000	150,000
Accrued vacation and other expenses	41,000	82,000
Net operating loss carryforwards	23,000	28,000
Deferred Tax Assets, Gross, Total	7,074,000	7,110,000
Valuation allowance	(7,022,000)	(7,019,000)
Total net deferred income tax assets	52,000	91,000
Deferred Tax Liability, Withholding Taxes On Repatriation Of Subsidiary Profits	545,000	586,000
Unrealized foreign exchanges		3,000
Deferred Tax Liabilities, Net, Total	$ 545,000	$ 589,000